Intangible Assets, Net - Schedule of Intangible Assets, Net (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Intangible Asset, Net [Abstract]
Software	¥ 6,122,140	$ 871,008	¥ 2,400,217
Less: accumulated depreciation	(635,263)	(90,380)	(313,505)
Intangible assets, net	¥ 5,486,877	$ 780,628	¥ 2,086,712